Financial commitments and contingent liabilities	12 Months Ended
Mar. 31, 2020
Financial Commitments [Abstract]
Financial commitments and contingent liabilities
Financial commitments and contingent liabilities
Financial commitments were as follows:

	2020	2019
At 31 March	£m	£m
Operating lease commitments	—	6,619
TV programme rights commitments	2,434	2,113
Capital commitments	1,234	1,432
Other commitments	228	253
Total	3,896	10,417

Operating lease commitments are no longer disclosed following adoption of IFRS 16, which resulted in the balance sheet recognition of lease liabilities for all operating leases meeting the IFRS 16 lease definition. Note 1 provides a reconciliation of operating lease commitments disclosed at 31 March 2019 to lease liabilities recognised at 1 April 2019.
TV programme rights commitments, mainly relating to football broadcast rights, are those for which the licence period has not yet started. Payments made to receive programming in advance of the licence period are classified as prepayments in note 17.
Other than as disclosed below, there were no contingent liabilities or guarantees at 31 March 2020 other than those arising in the ordinary course of the group’s business and on these no material losses are anticipated. We have insurance cover to certain limits for major risks on property and major claims in connection with legal liabilities arising in the course of our operations. Otherwise, the group generally carries its own risks.
Covid-19
Contract losses
Included within other provisions in note 19 are provisions for contracts we expect to become loss making as a result of Covid-19. We have also identified other contracts that may become onerous as a result of Covid-19 but which do not meet the criteria for recognition of provisions, for example because the probability of a net outflow is not considered sufficiently probable.
Programme rights
At the reporting date no unrecognised programme rights commitments were affected by cancellations or postponements arising from Covid-19 and did not meet the criteria for disclosure as contingent liabilities.
Commitments and guarantees
BT plc
In March 2019 a formal guarantee was put in place for BT Group plc to fully and unconditionally guarantee the obligations of its wholly-owned subsidiary British Telecommunications plc (‘BT plc’) under its Yankee bonds. BT Group will also guarantee the obligations under the existing notes and new notes issued under BT plc’s Euro Medium Term Note Programme (EMTN), and under BT plc’s £300m 8.625% bonds due in 2020 and £600m 5.75% bonds due in 2028.
BDUK
Under the Building Digital UK programme, grants received by the group may be subject to reinvestment or repayment to the local authority depending on the level of take-up.
Telefónica UK Limited leases
We’ve provided guarantees relating to certain leases entered into by Telefónica UK Limited (formerly O2 UK Limited) prior to the demerger of mmO2 from BT on 19 November 2001. mmO2 plc (now part of the Telefónica Group) has given BT a counter indemnity for these guarantees. There is no exposure in the event of credit default in respect of amounts used to defease future lease obligations. The guarantee lasts until Telefónica UK Limited has discharged all its obligations.
Legal and regulatory proceedings
The group is involved in various proceedings, including actual or threatened litigation, and government or regulatory investigations. However, save as disclosed below, the group does not currently believe that there are any legal proceedings, or government or regulatory investigations that may have a material adverse impact on the operations or financial condition of the group. In respect of each of the claims below, the nature and progression of such proceedings and investigations can make it difficult to predict the impact they will have on the group. There are many reasons why we cannot make these assessments with certainty, including, among others, that they are in early stages, no damages or remedies have been specified, and/or the often slow pace of litigation.
Italian business
US securities class action complaints: The Plaintiffs filed a fourth amended complaint in August 2019. We filed a motion to dismiss this complaint in October 2019, and briefs on that motion were completed in December 2019. On 24 April 2020, the US Federal Court Judge granted our motion and dismissed, with prejudice, all claims against BT and the named individual defendants. The Plaintiffs have 30 days in which to file any appeal.
Milan Public Prosecutor prosecutions: On 11 February 2019 the Milan Public Prosecutor served BT Italia S.P.A. with a notice regarding conclusion of their preliminary investigation. The notice (which named BT Italia, as well as various individuals) records the prosecutor’s view that as at the conclusion of the preliminary investigation there is a basis for proceeding with its case against BT Italia for certain potential offences under articles 5 and 25 of Legislative Decree 231/2001. BT Italia disputes this and maintains in a defence brief filed on 19 April 2019 that it should not be prosecuted. BT Italia is not presently the subject of any formal charge (nor are any of the individuals named in the prosecutor’s notice).
Following a Request for Indictment from the Milan Public Prosecutor, BT Italia and the 23 named Defendants are attending preliminary hearings to determine whether or not they should be committed to trial. The first two hearings took place on 9 and 16 December 2019. Further hearings that were scheduled for February and March 2020 have been adjourned until at least May 2020 due to the effect of the Covid-19 pandemic in Italy.
Phones 4U
Since 2015 the administrators of Phones 4U Limited have made allegations that EE and other mobile network operators colluded to procure Phones 4U’s insolvency. Legal proceedings for an unquantified amount were issued in December 2018 by the administrators and in April 2019 we submitted our defence to this claim. We continue to dispute these allegations vigorously.
Brazilian tax claims
The Brazilian state tax authorities have made tax demands on the exchange of goods and services (ICMS) and regulatory assessments (FUST/FUNTTEL) against certain Brazilian subsidiaries. These are indirect taxes imposed on the provision of telecommunications services in Brazil. The state tax and regulatory authorities are seeking to impose ICMS and FUST/FUNTTEL on revenue earned on activities that the company does not consider as being part of the provision of telecommunications services, such as equipment rental and managed services. The judicial process is likely to take many years.
We have disputed the basis on which ICMS and FUST/FUNTTEL are imposed and, in the case of ICMS, have challenged the rate which the tax authorities are seeking to apply.
Currently we have 33 ICMS cases with an updated potential value of £147m. This is the assessed amount for all cases spanning the period from 1998 to 2015 (plus one outlier case for the period 2013 to 2016 in the state of Minas Gerais). An ICMS assessment worth approximately £25m was cancelled by the Administrative Court in Brasilia in January 2020.
There are currently 62 FUST/FUNTTEL cases in dispute with a known overall liability of £18m.
During the quarter BT signed an agreement to sell BT Latam Inc. and its subsidiaries to CIH Telecommunications Americas LLC (CIH).  When the sale is completed (anticipated to be during the 2020 calendar year), the entities liable for the major part of the lawsuits, administrative proceedings and/or assessments related to ICMS, FUST and FUNTTEL (the IFF Matters) will no longer be part of BT Group plc and therefore primary liability for those matters will cease to be for BT Group plc to cover.
The current value of cases accruing to the retained business is around £6m for FUST/FUNTTEL and £14m for ICMS. Other than these BT Group retains no material direct exposures.
Regulatory matters
In respect of regulatory risks, the group provides for anticipated costs where an outflow of resources is considered probable and a reasonable estimate can be made of the likely outcome. Estimates are used in assessing the likely value of the regulatory risk. The ultimate liability may vary from the amounts provided and will be dependent upon the eventual outcome of any settlement.
Northern Ireland Public Sector Shared Network contract
On 4 April 2019 Ofcom opened an investigation into whether the award of the Public Sector Shared Network contract for Northern Ireland to BT complied with relevant significant market power conditions. We are cooperating with Ofcom’s investigation.
Other regulatory matters
In the ordinary course of business, we are periodically notified of regulatory matters. We hold provisions reflecting management’s estimates of regulatory risks across a range of issues, including price and service issues. The precise outcome of each matter depends on whether it becomes an active issue, and the extent to which negotiation or regulatory decisions will result in financial settlement.